Summary of Significant Accounting Policies - Schedule of Disaggregation Information of Revenues (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Product Information [Line Items]
Total revenue	$ 11,999,533	$ 1,530,162	$ 15,069,401
Point in time
Product Information [Line Items]
Total revenue	510,110	65,048	2,700,396
Over time
Product Information [Line Items]
Total revenue	11,489,423	1,465,114	12,369,005
Initial set up, installation and customization services
Product Information [Line Items]
Total revenue	36,969	4,714	2,032,523
Subscriptions
Product Information [Line Items]
Total revenue	5,676,247	723,826	6,772,897
Hosting, support and maintenance services
Product Information [Line Items]
Total revenue	1,365,914	174,179	2,845,614
Liquidity services
Product Information [Line Items]
Total revenue	473,141	60,334	667,873
White label services
Product Information [Line Items]
Total revenue	2,388,700	304,603	1,560,822
Quotes/news/package subscription services
Product Information [Line Items]
Total revenue	$ 2,058,562	$ 262,506	$ 1,189,672